Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property and equipment, net	$ 3,623,000	$ 3,514,000
Government grants receivable	40,000	44,000
Tax receivables, non-current	424,000	0
Leasehold deposits, non-current	185,000	162,000
Total non-current assets	4,272,000	3,720,000
Current assets
Prepayments and other receivables	2,567,000	1,273,000
Tax receivables, current	864,000	1,540,000
Cash and cash equivalents	14,746,000	5,952,000
Total current assets	18,177,000	8,765,000
TOTAL ASSETS	22,449,000	12,485,000
EQUITY (DEFICIT) AND LIABILITIES
Share capital	11,823,000	10,516,000
Other reserves	119,351,000	106,369,000
Accumulated deficit	(124,948,000)	(118,537,000)
Total equity (deficit)	6,226,000	(1,652,000)
Non-current liabilities
Lease liabilities, non-current	1,712,000	1,620,000
Total Borrowings, non-current portion	9,031,000	8,008,000
Provisions	158,000	141,000
Total non-current liabilities	10,901,000	9,769,000
Current liabilities
Lease liabilities, current	356,000	314,000
Derivative liability	1,131,000	0
Borrowings, current	184,000	159,000
Trade payables	2,496,000	2,968,000
Other payables	1,155,000	927,000
Total current liabilities	5,322,000	4,368,000
Total liabilities	16,223,000	14,137,000
TOTAL EQUITY AND LIABILITIES	$ 22,449,000	$ 12,485,000